Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 27, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 55,665	$ 71,674
Accounts receivable, less allowance for credit losses of $1,570 and $1,240, respectively	62,873	47,341
Inventory	134,833	133,928
Prepaids and other current assets	7,836	5,037
Total current assets	261,207	257,980
Property, plant, and equipment, net	49,692	43,729
Goodwill	377,368	359,099
Other intangibles assets, net	425,423	404,522
Total assets	1,113,690	1,065,330
Liabilities and Equity [Abstract]
Accounts payable	42,744	34,601
Accrued interest	5,687	6,588
Accrued liabilities	29,096	26,092
Acquisition contingent consideration payable	24,373	9,200
Current portion of long-term debt	5,528	5,528
Total current liabilities	107,428	82,009
Long-term debt, net of current portion	649,874	649,458
Long-term debt due to related party	20,000	20,000
Deferred taxes	72,538	71,336
Other noncurrent liabilities	2,146	2,146
Total liabilities	851,986	824,949
Commitments and contingencies (Refer to Note 13 - Commitments and Contingencies)
Common stock, $1.00 par value, 100 shares authorized, issued and outstanding	0	0
Additional paid-in capital	239,152	238,890
Accumulated other comprehensive loss	(655)	(674)
Retained earnings	23,207	2,165
Total stockholder's equity	261,704	240,381
Total liabilities and stockholder's equity	$ 1,113,690	$ 1,065,330